Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 329,673
2022	243,799
2023	181,106
2024	120,543
2025	84,251
Thereafter	132,094
Less imputed interest	150,898
Total	¥ 940,568